Cash and stock-based compensation plans (Details 7) (Indexed Stock Option Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indexed Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	325,936	385,469
Forfeited Options	0	0
Expired Options	(3,542)	(4,100)
Exercised Options	(322,394)	(55,433)
Options Outstanding	0	325,936
Outstanding weighted average exercise price	$ 12.86	$ 17.98
Forfeited Weighted average exercise price	$ 0	$ 0
Expired Weighted average exercise price	$ 14.48	$ 11.87
Exercised Weighted average exercise price	$ 16.41	$ 12.12
Outstanding weighted average exercise price	$ 0	$ 12.86
Outstanding Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0